EARNINGS PER SHARE (EPS) (Details)	3 Months Ended		9 Months Ended
	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) category $ / shares shares	Mar. 31, 2022 USD ($) category $ / shares shares
Numerator
(Loss) profit for the period (basic EPS) | $	$ 28,145,878	$ (6,486,721)	$ 20,487,429	$ (2,185,491)
(Loss) profit for the period (diluted EPS) | $	$ 28,145,878	$ (6,486,721)	$ 20,487,429	$ (2,185,491)
Denominator
Weighted average number of shares (basic EPS) | shares	62,002,011	41,138,527	62,002,011	41,138,527
Weighted average number of shares (diluted EPS) | shares	63,079,523	41,138,527	63,079,523	41,138,527
Basic (loss) profit attributable to ordinary equity holders of the parent | $ / shares	$ 0.4540	$ (0.1577)	$ 0.3304	$ (0.0531)
Diluted (loss) profit attributable to ordinary equity holders of the parent | $ / shares	$ 0.4462	$ (0.1577)	$ 0.3248	$ (0.0531)
Number of categories of dilutive potential shares | category			2	2